Financial Assets for Trading at Fair Value Through Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets For Trading At Fair Value Through Profit And Loss [Abstract]
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss
The detail of financial assets for trading at fair value through profit and loss is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Financial derivative contracts
Forwards	1,038,292	1,262,688
Swaps	11,263,354	8,848,051
Call currency options	6,618	4,100
Put currency options	1,506	4,647
Subtotal	12,309,770	10,119,486
Debt financial instruments
Chilean Central Bank and Government securities	324,982	98,308
Other Chilean debt financial instruments	4,345	-
Subtotal	329,327	98,308

Total	12,639,097	10,217,794

Schedule of Portfolio of Financial Assets Derivative Contracts	As of December 31, 2024 and 2023 the Bank holds the following portfolio of financial assets derivative contracts:

	As of December 31, 2024
	Notional amount
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	14,227,181	9,262,636	13,988,163	5,818,091	576,456	993,915	44,866,442	1,038,292
Interest rate swaps	-	15,353,818	15,394,905	16,392,696	21,541,572	9,219,884	17,265,959	95,168,834	1,907,001
Cross currency swaps	-	1,826,508	3,315,310	11,052,105	27,159,964	13,026,424	23,665,080	80,045,391	9,356,353
Call currency options	-	42,802	198,509	117,175	8,921	-	-	367,407	6,618
Put currency options	-	71,468	253,669	37,950	-	-	-	363,087	1,506
Total	-	31,521,777	28,425,029	41,588,089	54,528,548	22,822,764	41,924,954	220,811,161	12,309,770

	As of December 31, 2023
	Notional amount
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	15,867,609	12,888,002	14,222,043	4,911,114	684,394	1,086,568	49,659,730	1,262,688
Interest rate swaps	-	5,619,676	18,456,733	20,257,077	18,590,489	7,833,406	14,063,652	84,821,033	2,342,464
Cross currency swaps	-	2,244,387	5,046,413	19,143,224	45,796,932	18,911,629	45,822,348	136,964,933	6,505,587
Call currency options	-	44,358	100,886	84,331	-	-	-	229,575	4,100
Put currency options	-	212,940	114,990	54,949	6,558	-	-	389,437	4,647
Total	-	23,988,970	36,607,024	53,761,624	69,305,093	27,429,429	60,972,568	272,064,708	10,119,486

Schedule of Instruments Deemed as Financial Trading Investments	As of December 31, 2022 and 2021 the Bank holds the following portfolio of debt financial instruments for trading:

	As of December 31,
	2024	2023
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	-	-
Chilean Treasury bonds and notes	324,982	98,308
Subtotal	324,982	98,308
Other Chilean debt financial securities
Chilean bonds and commercial papers	4,345	-
Subtotal	4,345	-
Foreign financial debt securities
Other foreign financial instruments	-	-
Subtotal	-	-

Total	329,327	98,308